Benefit Plans And Obligations For Termination Indemnity (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) subsidiary plan	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Retirement Benefits [Abstract]
Defined Benefit Plan, Number Of Plans | plan	4
Defined Benefit Plan, Number of Subsidiaries | subsidiary	3
Eligibility age for normal retirement benefit plan, in years	65 years
Lump sum based on employee contribution percentage to certain breakpoint	2.00%
Additional percentage exceeding the breakpoint	6.00%
Maximum percentage of pensionable salary	5.00%
Maximum employer contributions, in years	40 years
Expected benefit payments, 2014	$ 14,743,000
Expected benefit payments, 2015	15,776,000
Expected benefit payments, 2016	16,752,000
Expected benefit payments, 2017	17,671,000
Expected benefit payments, 2018	18,475,000
Total expense	$ 13,279,000	$ 11,569,000	$ 6,453,000
Salary and bonus defer percentage under the plan	100.00%
Amount on the dollar ESA matches up to 10% of employees total salary	$ 0.005
ESA offers, maximum percentage	10.00%
Participant contributions transferred into the plan	$ 1,303,000	$ 1,955,000	$ 3,238,000
ESA contribution to the plan	286,000
Cash surrender value of the life insurance policies	6,327,000
Non-qualified defined contribution plan liabilitiy	16,073,000
Plan assets of life insurance policies, cash surrender	3,850,000
Related liability, pension payments	$ 10,727,000